EQUITY METHOD INVESTMENT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
EQUITY METHOD INVESTMENT
Balance at beginning of period			$ 608	$ 2,360	$ 2,360	$ 2,256
Share of earnings / losses	$ 139	$ (232)	136	$ (1,449)	(1,194)	1,305
Distributions					(558)	(979)
Acquisition						(222)
Balance at end of period	$ 638		$ 638		$ 608	$ 2,360